Business combinations - Disclosure of detailed information about business combination (Details) € in Thousands, £ in Millions		6 Months Ended
	Sep. 06, 2021 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 EUR (€)	Sep. 06, 2021 GBP (£)
Satisfied by [Abstract]
Acquisition of subsidiaries net of cash acquired		€ (2,992)	€ 0	€ 0
Yocuda
Disclosure of detailed information about business combination [line items]
Software	€ 1,236
Trade and other receivables	323
Cash	510
Trade and other payables	(235)
Income tax payable	(29)
Provisions	(9)
Deferred tax liabilities	(309)
Deferred income	(11)
Fair value of assets and liabilities	1,476
Goodwill arising on acquisition	7,829
Fair value of previously held equity interest	(968)
Consideration payable	8,337
Satisfied by [Abstract]
Cash consideration paid	(3,502)				£ (3.0)
Additional liabilities, contingent liabilities recognised in business combination	4,835
Acquisition of subsidiaries net of cash acquired	€ (2,992)